Expense Example (American Global Small Capitalization Trust, USD $)	12 Months Ended
May 01, 2011
Series I, American Global Small Capitalization Trust
Expense Example:
Year 1	$ 144
Year 3	446
Year 5	771
Year 10	1,691
Series II, American Global Small Capitalization Trust
Expense Example:
Year 1	159
Year 3	493
Year 5	850
Year 10	1,856
Series III, American Global Small Capitalization Trust
Expense Example:
Year 1	108
Year 3	337
Year 5	585
Year 10	$ 1,294